Inventories	6 Months Ended	12 Months Ended
	Mar. 26, 2022	Sep. 25, 2021
Inventory, Net [Abstract]
Inventories
4. Inventories
Inventories at March 26, 2022 and September 25, 2021 consist of the following (in thousands):

	March 26, 2022	September 25, 2021
Raw materials and components	$66,102	$33,065
Finished goods	6,237	496

Total inventories	$72,339	$33,561

5. Inventories
Inventories at September 25, 2021 and September 26, 2020 consist of the following (in thousands):

	Year Ended
	September 25, 2021	September 26, 2020
Raw materials and components	$33,065	$16,144
Finished goods	496	310

Total inventories	$33,561	$16,454